Exchange rates in US$ (Tables)	12 Months Ended
Dec. 31, 2019
Foreign exchange rates [abstract]
Summary of principal exchange rate used in preparation of financial statements
The principal exchange rates used in the preparation of the 2019 financial statements were:

	Full-year average			Year-end
	2019	2018	2017	2019	2018	2017
Sterling	1.28	1.34	1.29	1.31	1.27	1.34
Australian dollar	0.70	0.75	0.77	0.70	0.70	0.78
Canadian dollar	0.75	0.77	0.77	0.77	0.73	0.79
Euro	1.12	1.18	1.13	1.12	1.14	1.20
South African rand	0.069	0.076	0.075	0.071	0.069	0.081